UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01444

DWS Value Equity Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	2/28

Date of reporting period:	8/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

AUGUST 31, 2011 Semiannual Report to Shareholders

DWS S&P 500 Plus Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
35 Notes to Financial Statements
45 Summary of Management Fee Evaluation by Independent Fee Consultant
49 Account Management Resources
51 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

The fund may use derivatives, including as part of its Global Tactical Asset Allocation (GTAA) strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary August 31, 2011
Average Annual Total Returns as of 8/31/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-10.50%	17.16%	0.40%	1.13%	2.42%
Class B	-10.85%	16.33%	-0.33%	0.40%	1.65%
Class C	-10.91%	16.17%	-0.36%	0.38%	1.66%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-15.64%	10.43%	-1.57%	-0.06%	1.81%
Class B (max 4.00% CDSC)	-14.40%	13.33%	-0.97%	0.22%	1.65%
Class C (max 1.00% CDSC)	-11.80%	16.17%	-0.36%	0.38%	1.66%
No Sales Charges
Class R	-10.67%	16.76%	0.12%	0.86%	2.17%
Class S	-10.44%	17.26%	0.60%	1.38%	2.67%
S&P 500® Index+	-7.23%	18.50%	0.54%	0.78%	2.70%

‡ Total returns shown for periods less than one year are not annualized.
Average Annual Total Returns as of 6/30/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	27.06%	3.48%	3.43%	2.61%
Class B	26.21%	2.71%	2.66%	1.85%
Class C	26.15%	2.67%	2.67%	1.84%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	19.76%	1.46%	2.21%	2.01%
Class B (max 4.00% CDSC)	23.21%	2.07%	2.49%	1.85%
Class C (max 1.00% CDSC)	26.15%	2.67%	2.67%	1.84%
No Sales Charges
Class R	26.76%	3.19%	3.16%	2.36%
Class S	27.28%	3.70%	3.69%	2.86%
S&P 500® Index+	30.69%	3.34%	2.94%	2.72%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated July 1, 2011 are 0.42%, 1.17%, 1.18%, 0.68% and 0.18% for Class A, Class B, Class C, Class R and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on November 3, 2003 are derived from the historical performance of Class S shares of DWS S&P 500 Plus Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS S&P 500 Plus Fund — Class A [] S&P 500 Index+

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Class S
Net Asset Value: 8/31/11	$11.60	$11.27	$11.29	$11.44	$11.50
2/28/11	$13.13	$12.71	$12.74	$12.94	$13.04
Distribution Information: Six Months as of 8/31/11: Income Dividends	$.16	$.06	$.06	$.13	$.19

Lipper Rankings — Large Cap Core Funds Category as of 8/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	425	of	1,101	39
3-Year	341	of	982	35
5-Year	272	of	843	33
10-Year	222	of	507	44
Class B 1-Year	518	of	1,101	48
3-Year	510	of	982	52
5-Year	405	of	843	48
10-Year	340	of	507	67
Class C 1-Year	542	of	1,101	50
3-Year	524	of	982	54
5-Year	406	of	843	49
10-Year	339	of	507	67
Class R 1-Year	472	of	1,101	43
3-Year	387	of	982	40
5-Year	322	of	843	39
Class S 1-Year	416	of	1,101	38
3-Year	299	of	982	31
5-Year	237	of	843	29
10-Year	187	of	507	37

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2011 to August 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class R	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$895.00	$891.50	$890.90	$893.30	$895.60
Expenses Paid per $1,000*	$1.24	$4.80	$4.85	$2.47	$.10
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$1,023.83	$1,020.06	$1,020.01	$1,022.52	$1,025.04
Expenses Paid per $1,000*	$1.32	$5.13	$5.18	$2.64	$.10

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S
DWS S&P 500 Plus Fund	.26%	1.01%	1.02%	.52%	.02%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	8/31/11	2/28/11

Common Stocks	97%	93%
Cash Equivalents	3%	7%
	100%	100%

Sector Diversification (As a % of Common Stocks)	8/31/11	2/28/11

Information Technology	19%	19%
Financials	14%	16%
Energy	12%	13%
Health Care	12%	11%
Consumer Staples	11%	10%
Consumer Discretionary	11%	11%
Industrials	10%	11%
Utilities	4%	3%
Materials	4%	3%
Telecommunication Services	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.
Ten Largest Equity Holdings August 31, 2011 (18.1% of Net Assets)
1. Exxon Mobil Corp. Explorer and producer of oil and gas	3.0%
2. Apple, Inc. Manufacturer of personal computers and communication solutions	3.0%
3. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.8%
4. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.7%
5. Microsoft Corp. Developer of computer software	1.6%
6. Johnson & Johnson Provider of health care products	1.5%
7. Procter & Gamble Co. Manufacturer of diversified consumer products	1.4%
8. General Electric Co. Diversified technology, media and financial services company	1.4%
9. AT&T, Inc. An integrated telecommunications company	1.4%
10. Coca-Cola Co. Bottler and distributor of soft drinks	1.3%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of August 31, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 93.7%
Consumer Discretionary 10.2%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	3,100	38,626
Johnson Controls, Inc.	10,800	344,304
		382,930
Automobiles 0.4%
Ford Motor Co.*	54,950	611,044
Harley-Davidson, Inc. (a)	3,800	146,908
		757,952
Distributors 0.1%
Genuine Parts Co. (a)	2,300	126,546
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	2,400	112,380
DeVry, Inc.	600	26,508
H&R Block, Inc.	3,704	56,004
		194,892
Hotels Restaurants & Leisure 1.9%
Carnival Corp. (Units)	6,900	227,907
Chipotle Mexican Grill, Inc.* (a)	500	156,685
Darden Restaurants, Inc.	1,700	81,770
International Game Technology	3,400	51,884
Marriott International, Inc. "A"	3,930	115,070
McDonald's Corp. (a)	15,708	1,420,946
Starbucks Corp.	12,400	478,888
Starwood Hotels & Resorts Worldwide, Inc.	3,100	138,136
Wyndham Worldwide Corp.	2,900	94,192
Wynn Resorts Ltd.	1,100	170,192
Yum! Brands, Inc. (a)	7,700	418,649
		3,354,319
Household Durables 0.3%
D.R. Horton, Inc.	5,600	58,912
Fortune Brands, Inc.	2,400	137,088
Harman International Industries, Inc.	1,000	36,190
Leggett & Platt, Inc.	1,900	42,161
Lennar Corp. "A"	1,200	17,640
Newell Rubbermaid, Inc.	5,800	80,272
Pulte Group, Inc.* (a)	6,877	33,010
Whirlpool Corp.	1,100	68,959
		474,232
Internet & Catalog Retail 1.0%
Amazon.com, Inc.* (a)	5,400	1,162,566
Expedia, Inc.	3,100	93,961
Netflix, Inc.* (a)	700	164,507
Priceline.com, Inc.*	700	376,082
		1,797,116
Leisure Equipment & Products 0.1%
Hasbro, Inc.	2,300	89,102
Mattel, Inc.	5,800	155,846
		244,948
Media 3.0%
Cablevision Systems Corp. (New York Group) "A"	2,000	36,120
CBS Corp. "B"	9,600	240,480
Comcast Corp. "A"	43,200	929,232
DIRECTV "A"*	12,500	549,625
Discovery Communications, Inc. "A"*	4,500	190,260
Gannett Co., Inc.	2,217	25,606
Interpublic Group of Companies, Inc.	6,300	54,369
McGraw-Hill Companies, Inc. (a)	4,500	189,495
News Corp. "A"	35,500	613,085
Omnicom Group, Inc.	4,200	170,310
Scripps Networks Interactive "A"	1,700	72,845
Time Warner Cable, Inc. (a)	5,376	352,128
Time Warner, Inc.	17,366	549,808
Viacom, Inc. "B"	9,100	438,984
Walt Disney Co.	28,900	984,334
Washington Post Co. "B"	100	35,576
		5,432,257
Multiline Retail 0.8%
Big Lots, Inc.*	800	27,120
Family Dollar Stores, Inc.	2,000	106,780
JC Penney Co., Inc. (a)	4,200	111,846
Kohl's Corp.	5,300	245,602
Macy's, Inc.	6,200	160,890
Nordstrom, Inc.	2,000	90,920
Sears Holdings Corp.* (a)	500	29,945
Target Corp.	11,300	583,871
		1,356,974
Specialty Retail 1.8%
Abercrombie & Fitch Co. "A"	1,000	63,610
AutoNation, Inc.*	600	24,228
AutoZone, Inc.*	500	153,500
Bed Bath & Beyond, Inc.*	3,800	216,068
Best Buy Co., Inc. (a)	4,800	122,832
CarMax, Inc.*	3,600	101,196
GameStop Corp. "A"*	3,100	74,183
Home Depot, Inc. (a)	25,100	837,838
Limited Brands, Inc.	3,500	132,090
Lowe's Companies, Inc.	20,800	414,544
O'Reilly Automotive, Inc.*	2,000	129,760
Ross Stores, Inc.	1,400	107,135
Staples, Inc.	10,100	148,874
The Gap, Inc.	6,100	100,772
Tiffany & Co.	1,600	115,136
TJX Companies, Inc.	6,100	333,182
Urban Outfitters, Inc.*	3,000	78,525
		3,153,473
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	4,100	230,502
NIKE, Inc. "B"	5,618	486,800
Ralph Lauren Corp.	1,100	150,821
VF Corp. (a)	1,100	128,766
		996,889
Consumer Staples 10.5%
Beverages 2.4%
Brown-Forman Corp. "B" (a)	1,500	107,625
Coca-Cola Co. (a)	33,139	2,334,642
Coca-Cola Enterprises, Inc.	5,100	140,862
Constellation Brands, Inc. "A"*	2,700	53,379
Dr. Pepper Snapple Group, Inc. (a)	3,400	130,832
Molson Coors Brewing Co. "B"	2,500	109,375
PepsiCo, Inc. (a)	23,727	1,528,731
		4,405,446
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	7,000	549,780
CVS Caremark Corp.	21,400	768,474
Kroger Co. (a)	10,600	249,736
Safeway, Inc. (a)	5,544	101,622
SUPERVALU, Inc.	1,900	15,143
Sysco Corp.	9,300	259,749
Wal-Mart Stores, Inc. (a)	28,388	1,510,525
Walgreen Co.	14,400	507,024
Whole Foods Market, Inc.	1,800	118,854
		4,080,907
Food Products 1.8%
Archer-Daniels-Midland Co.	9,900	281,952
Campbell Soup Co.	2,400	76,488
ConAgra Foods, Inc.	6,200	151,404
Dean Foods Co.*	2,400	20,736
General Mills, Inc.	9,668	366,514
H.J. Heinz Co.	4,900	257,936
Hormel Foods Corp.	2,800	77,308
Kellogg Co.	4,000	217,280
Kraft Foods, Inc. "A"	26,319	921,691
McCormick & Co., Inc.	2,000	95,580
Mead Johnson Nutrition Co.	2,800	199,500
Sara Lee Corp.	11,400	205,656
The Hershey Co.	2,000	117,300
The JM Smucker Co.	1,900	136,971
Tyson Foods, Inc. "A"	5,300	92,591
		3,218,907
Household Products 2.1%
Clorox Co.	2,200	153,340
Colgate-Palmolive Co. (a)	7,400	665,778
Kimberly-Clark Corp. (a)	4,406	304,719
Procter & Gamble Co.	40,987	2,610,052
		3,733,889
Personal Products 0.2%
Avon Products, Inc.	6,000	135,360
Estee Lauder Companies, Inc. "A"	1,700	166,022
		301,382
Tobacco 1.7%
Altria Group, Inc.	31,803	864,724
Lorillard, Inc.	2,200	245,124
Philip Morris International, Inc.	26,303	1,823,324
Reynolds American, Inc.	5,200	195,364
		3,128,536
Energy 11.5%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	6,521	398,498
Cameron International Corp.*	3,600	187,056
Diamond Offshore Drilling, Inc.	1,200	76,476
FMC Technologies, Inc.* (a)	3,200	142,272
Halliburton Co.	14,200	630,054
Helmerich & Payne, Inc.	1,900	108,338
Nabors Industries Ltd.*	3,300	60,852
National Oilwell Varco, Inc.	6,700	443,004
Noble Corp.*	4,000	135,040
Rowan Companies, Inc.*	1,000	36,070
Schlumberger Ltd.	20,139	1,573,259
		3,790,919
Oil, Gas & Consumable Fuels 9.4%
Alpha Natural Resources, Inc.*	1,127	37,270
Anadarko Petroleum Corp.	7,382	544,423
Apache Corp.	5,786	596,363
Cabot Oil & Gas Corp.	1,100	83,446
Chesapeake Energy Corp. (a)	10,689	346,217
Chevron Corp.	30,400	3,006,863
ConocoPhillips	21,777	1,482,360
CONSOL Energy, Inc.	3,200	146,112
Denbury Resources, Inc.*	8,100	129,195
Devon Energy Corp.	6,392	433,569
El Paso Corp.	10,000	191,400
EOG Resources, Inc.	4,300	398,137
EQT Corp.	2,100	125,622
Exxon Mobil Corp.	72,839	5,393,000
Hess Corp.	5,300	314,502
Marathon Oil Corp.	11,208	301,719
Marathon Petroleum Corp.	5,604	207,684
Murphy Oil Corp.	2,800	150,024
Newfield Exploration Co.*	1,700	86,785
Noble Energy, Inc.	2,800	247,408
Occidental Petroleum Corp.	12,500	1,084,250
Peabody Energy Corp.	4,100	200,080
Pioneer Natural Resources Co. (a)	1,900	148,523
QEP Resources, Inc.	2,100	73,941
Range Resources Corp. (a)	2,700	174,852
Southwestern Energy Co.*	5,700	216,315
Spectra Energy Corp.	9,300	241,521
Sunoco, Inc.	2,000	76,280
Tesoro Corp.*	900	21,654
Valero Energy Corp.	8,800	199,936
Williams Companies, Inc.	8,700	234,813
		16,894,264
Financials 13.3%
Capital Markets 1.9%
Ameriprise Financial, Inc.	3,816	174,391
Bank of New York Mellon Corp.	17,952	371,068
BlackRock, Inc. (a)	1,500	247,125
Charles Schwab Corp. (a)	16,700	205,911
E*TRADE Financial Corp.*	2,150	26,574
Federated Investors, Inc. "B"	900	15,939
Franklin Resources, Inc.	2,200	263,824
Invesco Ltd.	6,600	120,780
Janus Capital Group, Inc.	1,100	8,030
Legg Mason, Inc.	2,500	71,175
Morgan Stanley	21,816	381,780
Northern Trust Corp.	3,800	146,034
State Street Corp.	8,100	287,712
T. Rowe Price Group, Inc. (a)	3,100	165,788
The Goldman Sachs Group, Inc.	7,870	914,651
		3,400,782
Commercial Banks 2.4%
BB&T Corp. (a)	10,500	234,045
Comerica, Inc.	3,000	76,770
Fifth Third Bancorp.	10,900	115,758
First Horizon National Corp.	3,193	22,479
Huntington Bancshares, Inc.	10,900	54,827
KeyCorp	12,600	83,664
M&T Bank Corp.	2,700	205,389
PNC Financial Services Group, Inc.	7,646	383,370
Regions Financial Corp.	19,500	88,530
SunTrust Banks, Inc.	8,400	167,160
US Bancorp. (a)	29,400	682,374
Wells Fargo & Co.	79,365	2,071,427
Zions Bancorp.	2,400	41,856
		4,227,649
Consumer Finance 0.8%
American Express Co. (a)	15,700	780,447
Capital One Financial Corp.	7,200	331,560
Discover Financial Services	7,701	193,757
SLM Corp. (a)	7,900	108,467
		1,414,231
Diversified Financial Services 3.1%
Bank of America Corp.	152,826	1,248,588
Citigroup, Inc.	43,535	1,351,762
CME Group, Inc. "A"	1,100	293,832
IntercontinentalExchange, Inc.* (a)	1,000	117,950
JPMorgan Chase & Co.	59,744	2,243,985
Leucadia National Corp.	3,800	112,594
Moody's Corp.	3,100	95,573
NYSE Euronext	3,700	100,936
The NASDAQ OMX Group, Inc.*	2,900	68,701
		5,633,921
Insurance 3.4%
ACE Ltd.	4,900	316,442
Aflac, Inc.	7,400	279,128
Allstate Corp.	8,697	228,122
American International Group, Inc.* (a)	6,996	177,209
Aon Corp. (a)	5,300	247,669
Assurant, Inc.	1,700	59,789
Berkshire Hathaway, Inc. "B"*	24,676	1,801,348
Chubb Corp. (a)	4,700	290,883
Cincinnati Financial Corp.	2,420	67,566
Genworth Financial, Inc. "A"*	7,000	48,370
Hartford Financial Services Group, Inc.	6,100	116,754
Lincoln National Corp.	5,000	103,750
Loews Corp.	4,700	176,814
Marsh & McLennan Companies, Inc.	8,900	264,508
MetLife, Inc. (a)	16,719	561,758
Principal Financial Group, Inc. (a)	5,068	128,525
Progressive Corp.	10,800	207,144
Prudential Financial, Inc.	6,907	346,801
The Travelers Companies, Inc. (a)	6,500	327,990
Torchmark Corp.	1,800	68,778
Unum Group	4,100	96,514
XL Group PLC	5,400	112,374
		6,028,236
Real Estate Investment Trusts 1.6%
Apartment Investment & Management Co. "A" (REIT)	1,170	31,087
AvalonBay Communities, Inc. (REIT) (a)	1,315	179,340
Boston Properties, Inc. (REIT)	1,900	198,151
Equity Residential (REIT)	5,900	360,962
HCP, Inc. (REIT)	7,300	272,144
Health Care REIT, Inc. (REIT) (a)	2,300	117,208
Host Hotels & Resorts, Inc. (REIT)	9,424	111,486
Kimco Realty Corp. (REIT)	4,800	84,960
Plum Creek Timber Co., Inc. (REIT) (a)	3,000	113,910
ProLogis, Inc. (REIT)	4,910	133,699
Public Storage (REIT)	2,200	272,206
Simon Property Group, Inc. (REIT)	5,387	632,972
Ventas, Inc. (REIT)	2,000	106,960
Vornado Realty Trust (REIT)	2,238	192,267
Weyerhaeuser Co. (REIT)	7,573	136,541
		2,943,893
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	5,700	86,412
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	6,800	42,228
People's United Financial, Inc.	4,300	50,525
		92,753
Health Care 11.2%
Biotechnology 1.2%
Amgen, Inc. (a)	14,500	803,373
Biogen Idec, Inc.*	3,600	339,120
Celgene Corp.*	6,700	398,449
Cephalon, Inc.*	1,300	104,832
Gilead Sciences, Inc.*	12,800	510,528
		2,156,302
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	8,707	487,418
Becton, Dickinson & Co.	3,600	292,968
Boston Scientific Corp.* (a)	23,800	161,364
C.R. Bard, Inc.	1,300	123,838
CareFusion Corp.*	3,150	80,671
Covidien PLC	8,000	417,440
DENTSPLY International, Inc. (a)	2,900	102,080
Edwards Lifesciences Corp.*	1,800	135,810
Intuitive Surgical, Inc.* (a)	600	228,810
Medtronic, Inc.	16,600	582,162
St. Jude Medical, Inc.	5,400	245,916
Stryker Corp.	5,100	249,084
Varian Medical Systems, Inc.*	1,700	96,832
Zimmer Holdings, Inc.*	2,700	153,603
		3,357,996
Health Care Providers & Services 2.1%
Aetna, Inc.	5,900	236,177
AmerisourceBergen Corp. (a)	3,900	154,362
Cardinal Health, Inc.	5,000	212,500
CIGNA Corp.	3,800	177,612
Coventry Health Care, Inc.*	2,900	95,352
DaVita, Inc.*	1,700	125,086
Express Scripts, Inc.* (a)	8,000	375,520
Humana, Inc.	2,400	186,336
Laboratory Corp. of America Holdings*	1,272	106,250
McKesson Corp.	4,100	327,713
Medco Health Solutions, Inc.*	6,700	362,738
Patterson Companies, Inc.	1,300	37,986
Quest Diagnostics, Inc.	2,100	105,147
Tenet Healthcare Corp.*	11,000	58,080
UnitedHealth Group, Inc.	16,424	780,469
WellPoint, Inc.	5,800	367,140
		3,708,468
Health Care Technology 0.1%
Cerner Corp.* (a)	2,000	131,920
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	4,800	176,976
Life Technologies Corp.*	2,862	120,204
PerkinElmer, Inc.	1,700	38,879
Thermo Fisher Scientific, Inc.*	6,200	340,566
Waters Corp.* (a)	1,500	119,805
		796,430
Pharmaceuticals 5.5%
Abbott Laboratories	22,904	1,202,689
Allergan, Inc.	4,600	376,326
Bristol-Myers Squibb Co.	26,024	774,214
Eli Lilly & Co.	15,600	585,156
Forest Laboratories, Inc.*	4,800	164,352
Hospira, Inc.*	2,800	129,360
Johnson & Johnson (a)	39,808	2,619,366
Merck & Co., Inc.	46,207	1,530,376
Mylan, Inc.*	9,000	186,840
Pfizer, Inc.	115,590	2,193,898
Watson Pharmaceuticals, Inc.*	1,700	114,104
		9,876,681
Industrials 9.9%
Aerospace & Defense 2.5%
Boeing Co.	11,307	755,986
General Dynamics Corp.	5,731	367,242
Goodrich Corp.	1,700	151,606
Honeywell International, Inc.	12,100	578,501
ITT Corp.	3,000	142,020
L-3 Communications Holdings, Inc.	1,600	108,512
Lockheed Martin Corp. (a)	4,430	328,662
Northrop Grumman Corp. (a)	4,700	256,714
Precision Castparts Corp. (a)	2,300	376,855
Raytheon Co.	3,092	133,667
Rockwell Collins, Inc.	2,100	105,966
Textron, Inc.	4,200	70,854
United Technologies Corp.	13,904	1,032,372
		4,408,957
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	2,400	169,200
Expeditors International of Washington, Inc.	3,100	141,050
FedEx Corp.	4,600	362,112
United Parcel Service, Inc. "B"	15,313	1,031,943
		1,704,305
Airlines 0.1%
Southwest Airlines Co.	11,700	100,854
Building Products 0.0%
Masco Corp.	4,700	41,689
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	2,400	69,864
Cintas	2,400	76,752
Iron Mountain, Inc. (a)	3,600	117,144
Pitney Bowes, Inc.	3,300	67,023
R.R. Donnelley & Sons Co.	2,400	36,600
Republic Services, Inc. (a)	4,600	139,656
Stericycle, Inc.*	1,400	122,794
Waste Management, Inc. (a)	7,300	241,192
		871,025
Construction & Engineering 0.2%
Fluor Corp.	2,700	163,944
Jacobs Engineering Group, Inc.*	1,600	59,584
Quanta Services, Inc.*	3,400	65,246
		288,774
Electrical Equipment 0.4%
Emerson Electric Co.	11,600	539,980
Rockwell Automation, Inc.	2,100	134,673
Roper Industries, Inc.	1,100	84,645
		759,298
Industrial Conglomerates 2.3%
3M Co.	10,799	896,101
Danaher Corp. (a)	7,758	355,394
General Electric Co.	156,013	2,544,572
Tyco International Ltd.	7,600	316,008
		4,112,075
Machinery 2.0%
Caterpillar, Inc. (a)	10,100	919,100
Cummins, Inc.	3,220	299,203
Deere & Co. (a)	6,600	533,412
Dover Corp.	2,800	161,056
Eaton Corp.	5,600	240,520
Flowserve Corp.	700	66,038
Illinois Tool Works, Inc. (a)	7,500	349,050
Ingersoll-Rand PLC (a)	5,100	170,901
Joy Global, Inc.	1,600	133,520
PACCAR, Inc.	5,600	210,728
Pall Corp. (a)	2,900	148,277
Parker Hannifin Corp.	2,400	176,232
Snap-on, Inc.	600	31,746
Stanley Black & Decker, Inc. (a)	2,592	160,652
		3,600,435
Professional Services 0.1%
Dun & Bradstreet Corp.	500	33,445
Equifax, Inc.	1,400	45,262
Robert Half International, Inc.	2,100	50,232
		128,939
Road & Rail 0.8%
CSX Corp. (a)	17,700	388,338
Norfolk Southern Corp.	5,500	372,240
Union Pacific Corp.	7,542	695,146
		1,455,724
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	3,800	127,224
W.W. Grainger, Inc. (a)	900	138,690
		265,914
Information Technology 17.5%
Communications Equipment 1.9%
Cisco Systems, Inc.	86,552	1,357,135
F5 Networks, Inc.*	1,200	97,944
Harris Corp.	1,900	76,665
JDS Uniphase Corp.*	4,500	58,365
Juniper Networks, Inc.*	8,300	173,719
Motorola Mobility Holdings, Inc.*	4,725	178,227
Motorola Solutions, Inc.*	5,400	227,286
QUALCOMM, Inc.	24,328	1,251,919
Tellabs, Inc.	6,500	26,520
		3,447,780
Computers & Peripherals 4.3%
Apple, Inc.*	13,838	5,325,277
Dell, Inc.* (a)	26,600	395,409
EMC Corp.* (a)	32,200	727,398
Hewlett-Packard Co.	29,896	778,193
Lexmark International, Inc. "A"*	1,600	51,136
NetApp, Inc.* (a)	5,400	203,148
SanDisk Corp.*	3,200	117,280
Western Digital Corp.*	4,000	117,960
		7,715,801
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. "A" (a)	2,400	112,752
Corning, Inc.	22,900	344,187
FLIR Systems, Inc.	2,700	69,849
Jabil Circuit, Inc.	1,800	30,330
Molex, Inc. (a)	1,900	41,515
		598,633
Internet Software & Services 1.7%
Akamai Technologies, Inc.*	2,700	59,238
eBay, Inc.*	18,100	558,747
Google, Inc. "A"*	3,749	2,028,059
Monster Worldwide, Inc.*	800	7,552
VeriSign, Inc.	2,400	74,760
Yahoo!, Inc.* (a)	19,700	268,019
		2,996,375
IT Services 3.6%
Accenture PLC "A"	10,200	546,618
Automatic Data Processing, Inc.	8,000	400,240
Cognizant Technology Solutions Corp. "A"*	4,600	291,870
Computer Sciences Corp.	2,600	79,716
Fidelity National Information Services, Inc.	4,000	112,720
Fiserv, Inc.*	2,200	122,826
International Business Machines Corp.	18,413	3,165,379
MasterCard, Inc. "A"	1,500	494,565
Paychex, Inc.	4,400	118,712
SAIC, Inc.*	3,500	52,500
Teradata Corp.*	2,400	125,664
Total System Services, Inc.	1,693	30,728
Visa, Inc. "A" (a)	7,600	667,888
Western Union Co.	9,200	151,984
		6,361,410
Office Electronics 0.1%
Xerox Corp.	20,748	172,208
Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.*	6,700	45,761
Altera Corp.	4,100	149,199
Analog Devices, Inc.	5,800	191,516
Applied Materials, Inc.	18,200	206,024
Broadcom Corp. "A"*	6,900	245,985
First Solar, Inc.* (a)	800	79,984
Intel Corp.	79,594	1,602,227
KLA-Tencor Corp.	2,800	102,704
Linear Technology Corp.	3,200	91,616
LSI Corp.*	5,500	37,455
MEMC Electronic Materials, Inc.*	5,000	34,900
Microchip Technology, Inc. (a)	2,700	88,614
Micron Technology, Inc.*	15,200	89,832
National Semiconductor Corp.	4,100	102,090
Novellus Systems, Inc.*	1,700	47,549
NVIDIA Corp.*	8,400	111,804
Teradyne, Inc.*	1,800	21,780
Texas Instruments, Inc.	17,300	453,433
Xilinx, Inc. (a)	3,800	118,332
		3,820,805
Software 3.5%
Adobe Systems, Inc.*	7,200	181,728
Autodesk, Inc.*	2,900	81,780
BMC Software, Inc.*	2,600	105,586
CA, Inc.	6,200	130,138
Citrix Systems, Inc.*	2,600	157,118
Compuware Corp.*	2,400	20,304
Electronic Arts, Inc.*	5,200	117,416
Intuit, Inc.*	4,200	207,186
Microsoft Corp.	109,570	2,914,562
Oracle Corp.	60,599	1,701,014
Red Hat, Inc.*	2,900	114,666
Salesforce.com, Inc.* (a)	1,800	231,750
Symantec Corp.*	11,100	190,365
		6,153,613
Materials 3.4%
Chemicals 2.0%
Air Products & Chemicals, Inc.	3,200	261,984
Airgas, Inc.	1,200	77,856
CF Industries Holdings, Inc.	1,000	182,820
Dow Chemical Co.	19,700	560,465
E.I. du Pont de Nemours & Co. (a)	14,087	679,980
Eastman Chemical Co.	1,200	99,276
Ecolab, Inc. (a)	4,000	214,400
FMC Corp.	900	68,337
International Flavors & Fragrances, Inc.	900	52,218
Monsanto Co.	7,900	544,547
PPG Industries, Inc.	2,500	191,475
Praxair, Inc.	4,500	443,205
Sigma-Aldrich Corp. (a)	2,200	141,658
The Sherwin-Williams Co.	1,300	98,462
		3,616,683
Construction Materials 0.0%
Vulcan Materials Co. (a)	2,000	70,060
Containers & Packaging 0.2%
Ball Corp. (a)	3,000	107,760
Bemis Co., Inc.	2,300	71,438
Owens-Illinois, Inc.*	2,100	39,774
Sealed Air Corp.	1,800	33,156
		252,128
Metals & Mining 1.0%
AK Steel Holding Corp.	800	7,192
Alcoa, Inc. (a)	14,800	189,588
Allegheny Technologies, Inc.	1,100	55,132
Cliffs Natural Resources, Inc.	2,400	198,840
Freeport-McMoRan Copper & Gold, Inc.	14,332	675,611
Newmont Mining Corp.	7,500	469,650
Nucor Corp.	4,500	162,360
Titanium Metals Corp.	700	11,221
United States Steel Corp. (a)	2,363	71,173
		1,840,767
Paper & Forest Products 0.2%
International Paper Co. (a)	6,300	171,045
MeadWestvaco Corp.	3,500	96,320
		267,365
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	87,396	2,489,038
CenturyLink, Inc.	9,039	326,760
Frontier Communications Corp. (a)	15,875	118,904
Verizon Communications, Inc.	42,458	1,535,706
Windstream Corp.	8,100	102,870
		4,573,278
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	6,400	344,704
MetroPCS Communications, Inc.*	2,500	27,900
Sprint Nextel Corp.* (a)	41,200	154,912
		527,516
Utilities 3.4%
Electric Utilities 1.8%
American Electric Power Co., Inc.	7,592	293,279
Duke Energy Corp. (a)	17,500	330,925
Edison International	4,900	182,231
Entergy Corp.	2,895	188,783
Exelon Corp.	9,600	413,952
FirstEnergy Corp. (a)	5,504	243,552
NextEra Energy, Inc.	6,154	349,055
Northeast Utilities	3,000	104,100
Pepco Holdings, Inc.	3,700	72,076
Pinnacle West Capital Corp.	1,900	84,056
PPL Corp. (a)	8,100	233,928
Progress Energy, Inc.	4,500	219,600
Southern Co. (a)	13,653	564,688
		3,280,225
Gas Utilities 0.1%
Nicor, Inc.	500	27,800
ONEOK, Inc.	2,400	170,160
		197,960
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	10,800	117,288
Constellation Energy Group, Inc.	2,700	103,923
NRG Energy, Inc.*	5,300	124,232
		345,443
Multi-Utilities 1.3%
Ameren Corp.	3,200	96,832
CenterPoint Energy, Inc.	6,600	132,066
CMS Energy Corp.	2,300	45,310
Consolidated Edison, Inc.	4,400	247,324
Dominion Resources, Inc.	9,100	443,534
DTE Energy Co.	2,700	136,512
Integrys Energy Group, Inc.	1,400	70,098
NiSource, Inc.	4,600	98,256
PG&E Corp.	5,600	237,160
Public Service Enterprise Group, Inc.	8,100	276,453
SCANA Corp.	1,700	68,374
Sempra Energy	3,400	178,568
TECO Energy, Inc.	1,900	34,770
Wisconsin Energy Corp.	2,800	88,592
Xcel Energy, Inc.	6,200	152,954
		2,306,803
Total Common Stocks (Cost $133,515,566)		167,965,294

Securities Lending Collateral 16.6%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $29,725,007)	29,725,007	29,725,007

Cash Equivalents 2.8%
Central Cash Management Fund, 0.09% (b) (Cost $5,022,770)	5,022,770	5,022,770

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $168,263,343)+	113.1	202,713,071
Other Assets and Liabilities, Net	(13.1)	(23,531,177)
Net Assets	100.0	179,181,894

* Non-income producing security.

+ The cost for federal income tax purposes was $172,987,766. At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $29,725,305. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,077,961 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,352,656.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at August 31, 2011 amounted to $29,242,726, which is 16.3% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At August 31, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Federal Republic of Germany Euro-Bund	EUR	9/8/2011	203	39,238,999	1,467,260
S&P 500 E-Mini Index	USD	9/16/2011	58	3,531,330	281,881
S&P 500 Index	USD	9/15/2011	24	7,306,200	(276,600)
United Kingdom Long Gilt Bond	GBP	12/28/2011	191	39,212,066	(206,437)
Total net unrealized appreciation					1,266,104

At August 31, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	12/19/2011	187	24,730,287	90,950
10 Year Japanese Government Bond	JPY	9/8/2011	9	16,738,801	(51,861)
10 Year US Treasury Note	USD	12/20/2011	235	30,322,344	(90,535)
Total net unrealized depreciation					(51,446)

At August 31, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	13,197,100	NOK	70,910,000	9/20/2011	42,343	UBS AG
USD	634,858	AUD	610,000	9/20/2011	16,408	UBS AG
USD	223,182	NZD	270,000	9/20/2011	7,367	UBS AG
USD	1,122,810	EUR	780,000	9/20/2011	527	UBS AG
USD	323,756	CAD	320,000	9/20/2011	3,198	UBS AG
JPY	153,020,000	USD	2,002,120	9/20/2011	1,840	UBS AG
CHF	5,380,000	USD	6,812,929	9/20/2011	115,744	UBS AG
EUR	7,460,000	USD	10,803,594	9/20/2011	59,884	UBS AG
GBP	10,000	USD	16,576	9/20/2011	312	UBS AG
Total unrealized appreciation					247,623

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	182,185	GBP	110,000	9/20/2011	(3,284)	UBS AG
USD	5,121,082	SEK	32,370,000	9/20/2011	(6,974)	UBS AG
USD	712,468	CHF	560,000	9/20/2011	(15,363)	UBS AG
USD	209,170	JPY	15,990,000	9/20/2011	(149)	UBS AG
AUD	5,860,000	USD	6,177,407	9/20/2011	(79,016)	UBS AG
NZD	2,600,000	USD	2,182,310	9/20/2011	(37,795)	UBS AG
CAD	3,040,000	USD	3,104,385	9/20/2011	(1,670)	UBS AG
SEK	3,380,000	USD	528,026	9/20/2011	(5,977)	UBS AG
NOK	7,410,000	USD	1,356,050	9/20/2011	(27,454)	UBS AG
Total unrealized depreciation					(177,682)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP Great British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$167,965,294	$—	$—	$167,965,294
Short-Term Investments (d)	34,747,777	—	—	34,747,777
Derivatives (e)	1,840,091	247,623	—	2,087,714
Total	$204,553,162	$247,623	$—	$204,800,785
Liabilities
Derivatives (e)	$(625,433)	$(177,682)	$—	$(803,115)
Total	$(625,433)	$(177,682)	$—	$(803,115)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on futures contracts and open forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of August 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $133,515,566) — including $29,242,726 of securities loaned	$167,965,294
Investment in Daily Assets Fund Institutional (cost $29,725,007)*	29,725,007
Investment in Central Cash Management Fund (cost $5,022,770)	5,022,770
Total investments, at value (cost $168,263,343)	202,713,071
Cash	20,600
Deposit with broker for futures contracts	3,199,135
Cash held as collateral for forward foreign currency exchange contracts	1,250,000
Receivable for Fund shares sold	527,297
Dividends receivable	427,149
Interest receivable	2,220
Receivable for variation margin on futures contracts	1,214,658
Unrealized appreciation on forward foreign currency exchange contracts	247,623
Total assets	209,601,753
Liabilities
Payable upon return of securities loaned	29,725,007
Payable for Fund shares redeemed	461,162
Unrealized depreciation on forward foreign currency exchange contracts	177,682
Other accrued expenses and payables	56,008
Total liabilities	30,419,859
Net assets, at value	$179,181,894

* Represent collateral on securities loaned.
Statement of Assets and Liabilities as of August 31, 2011 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	1,477,637
Net unrealized appreciation (depreciation) on: Investments	34,449,728
Futures	1,214,658
Foreign currency	80,566
Accumulated net realized gain (loss)	(19,787,101)
Paid-in capital	161,746,406
Net assets, at value	$179,181,894
Net Asset Value
Class A Net Asset Value and redemption price per share ($64,036,170 ÷ 5,521,107 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.60
Maximum offering price per share (100 ÷ 94.25 of $11.60)	$12.31
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,351,837 ÷ 119,987 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.27
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($9,044,671 ÷ 801,057 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.29
Class R Net Asset Value, offering and redemption price per share ($12,673,090 ÷ 1,107,832 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.44
Class S Net Asset Value, offering and redemption price per share ($92,076,126 ÷ 8,004,184 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended August 31, 2011 (Unaudited)
Investment Income
Income: Dividends	$1,849,927
Income distributions — Central Cash Management Fund	6,020
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	11,950
Total income	1,867,897
Expenses: Distribution and service fees	171,365
Interest expense	19,886
Total expenses	191,251
Net investment income (loss)	1,676,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(423,069)
Futures	(1,246,343)
Foreign currency	(7,091,718)
(8,761,130)
Change in net unrealized appreciation (depreciation) on: Investments	(14,959,998)
Futures	234,108
Foreign currency	(61,841)
(14,787,731)
Net gain (loss)	(23,548,861)
Net increase (decrease) in net assets resulting from operations	$(21,872,215)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended August 31, 2011 (Unaudited)	Year Ended February 28, 2011
Operations: Net investment income (loss)	$1,676,646	$2,397,220
Net realized gain (loss)	(8,761,130)	309,034
Change in net unrealized appreciation (depreciation)	(14,787,731)	32,052,764
Net increase (decrease) in net assets resulting from operations	(21,872,215)	34,759,018
Distributions to shareholders from: Net investment income: Class A	(879,840)	(268,994)
Class B	(7,864)	(10,279)
Class C	(52,429)	(43,361)
Class R	(116,592)	(24,439)
Class S	(1,593,589)	(293,449)
Total distributions	(2,650,314)	(640,522)
Fund share transactions: Proceeds from shares sold	25,350,744	112,477,178
Reinvestment of distributions	2,599,850	598,231
Payments for shares redeemed	(33,472,325)	(54,882,644)
Net increase (decrease) in net assets from Fund share transactions	(5,521,731)	58,192,765
Increase (decrease) in net assets	(30,044,260)	92,311,261
Net assets at beginning of period	209,226,154	116,914,893
Net assets at end of period (including undistributed net investment income of $1,477,637 and $2,451,305, respectively)	$179,181,894	$209,226,154

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended February 28,
Class A	Six Months Ended 8/31/11 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$13.13		$11.04	$7.25	$12.27		$13.79		$12.80
Income (loss) from investment operations: Net investment income (loss)a	.10		.17	.11	.15		.10		.10	d
Net realized and unrealized gain (loss)	(1.47)		1.97	3.95	(5.03)		(.33)		1.36
Total from investment operations	(1.37)		2.14	4.06	(4.88)		(.23)		1.46
Less distributions from: Net investment income	(.16)		(.05)	(.11)	(.14)		(.09)		(.09)
Net realized gains	—		—	(.16)	—		(1.18)		(.38)
Tax return of capital	—		—	—	—		(.02)		—
Total distributions	(.16)		(.05)	(.27)	(.14)		(1.29)		(.47)
Net asset value, end of period	$11.60		$13.13	$11.04	$7.25		$12.27		$13.79
Total Return (%)b	(10.50	)**	19.49	56.03	(40.00	)c	(2.46	)c	11.39	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	64		71	47	20		32		34
Ratio of expenses before expense reductions (%)	.26	*	.42	.81	1.36		1.29		1.35
Ratio of expenses after expense reductions (%)	.26	*	.42	.81	1.17		1.27		1.32
Ratio of net investment income (loss) (%)	1.61	*	1.45	1.16	1.42		.75		.76	d
Portfolio turnover rate (%)	4	**	1	5	75		51		81
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized

			Years Ended February 28,
Class B	Six Months Ended 8/31/11 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$12.71		$10.75	$7.08	$12.00		$13.52		$12.60
Income (loss) from investment operations: Net investment income (loss)a	.06		.08	.05	.06		.01		.01	d
Net realized and unrealized gain (loss)	(1.44)		1.93	3.82	(4.90)		(.33)		1.32
Total from investment operations	(1.38)		2.01	3.87	(4.84)		(.32)		1.33
Less distributions from: Net investment income	(.06)		(.05)	(.04)	(.08)		(.00	)***	(.03)
Net realized gains	—		—	(.16)	—		(1.18)		(.38)
Tax return of capital	—		—	—	—		(.02)		—
Total distributions	(.06)		(.05)	(.20)	(.08)		(1.20)		(.41)
Net asset value, end of period	$11.27		$12.71	$10.75	$7.08		$12.00		$13.52
Total Return (%)b	(10.85	)**	18.69	54.80	(40.45	)c	(3.10	)c	10.49	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		2	3	3		9		12
Ratio of expenses before expense reductions (%)	1.01	*	1.17	1.57	2.13		2.01		2.10
Ratio of expenses after expense reductions (%)	1.01	*	1.17	1.57	1.93		1.99		2.07
Ratio of net investment income (loss) (%)	.86	*	.69	.41	.65		.02		.01	d
Portfolio turnover rate (%)	4	**	1	5	75		51		81
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended February 28,
Class C	Six Months Ended 8/31/11 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$12.74		$10.78	$7.09	$12.03		$13.55	$12.63
Income (loss) from investment operations: Net investment income (loss)a	.05		.08	.04	.07		.01	.01	d
Net realized and unrealized gain (loss)	(1.44)		1.93	3.85	(4.93)		(.32)	1.32
Total from investment operations	(1.39)		2.01	3.89	(4.86)		(.31)	1.33
Less distributions from: Net investment income	(.06)		(.05)	(.04)	(.08)		(.01)	(.03)
Net realized gains	—		—	(.16)	—		(1.18)	(.38)
Tax return of capital	—		—	—	—		(.02)	—
Total distributions	(.06)		(.05)	(.20)	(.08)		(1.21)	(.41)
Net asset value, end of period	$11.29		$12.74	$10.78	$7.09		$12.03	$13.55
Total Return (%)b	(10.91	)**	18.75	54.84	(40.52	)c	(3.06)	10.48	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		11	10	5		7	8
Ratio of expenses before expense reductions (%)	1.02	*	1.18	1.58	2.04		1.95	2.04
Ratio of expenses after expense reductions (%)	1.02	*	1.18	1.58	1.92		1.95	2.03
Ratio of net investment income (loss) (%)	.85	*	.68	.40	.67		.06	.05	d
Portfolio turnover rate (%)	4	**	1	5	75		51	81
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized

			Years Ended February 28,
Class R	Six Months Ended 8/31/11 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$12.94		$10.91	$7.17	$12.13		$13.64	$12.69
Income (loss) from investment operations: Net investment income (loss)a	.09		.13	.09	.12		.07	.07	c
Net realized and unrealized gain (loss)	(1.46)		1.95	3.90	(4.96)		(.34)	1.33
Total from investment operations	(1.37)		2.08	3.99	(4.84)		(.27)	1.40
Less distributions from: Net investment income	(.13)		(.05)	(.09)	(.12)		(.04)	(.07)
Net realized gains	—		—	(.16)	—		(1.18)	(.38)
Tax return of capital	—		—	—	—		(.02)	—
Total distributions	(.13)		(.05)	(.25)	(.12)		(1.24)	(.45)
Net asset value, end of period	$11.44		$12.94	$10.91	$7.17		$12.13	$13.64
Total Return (%)	(10.67	)**	19.17	55.60	(40.10	)b	(2.66)	10.93	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		11	4	1		2	1
Ratio of expenses before expense reductions (%)	.52	*	.68	1.06	1.63		1.52	1.57
Ratio of expenses after expense reductions (%)	.52	*	.68	1.06	1.42		1.52	1.57
Ratio of net investment income (loss) (%)	1.35	*	1.18	.91	1.16		.49	.51	c
Portfolio turnover rate (%)	4	**	1	5	75		51	81
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized

			Years Ended February 28,
Class S	Six Months Ended 8/31/11 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$13.04		$10.94	$7.18	$12.15		$13.69		$12.70
Income (loss) from investment operations: Net investment income (loss)a	.12		.19	.14	.18		.15		.14	c
Net realized and unrealized gain (loss)	(1.47)		1.96	3.92	(4.99)		(.33)		1.35
Total from investment operations	(1.35)		2.15	4.06	(4.81)		(.18)		1.49
Less distributions from: Net investment income	(.19)		(.05)	(.14)	(.16)		(.16)		(.12)
Net realized gains	—		—	(.16)	—		(1.18)		(.38)
Tax return of capital	—		—	—	—		(.02)		—
Total distributions	(.19)		(.05)	(.30)	(.16)		(1.36)		(.50)
Net asset value, end of period	$11.50		$13.04	$10.94	$7.18		$12.15		$13.69
Total Return (%)	(10.44	)**	19.76	56.45	(39.87	)b	(2.15	)b	11.66	b,c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92		114	53	24		38		46
Ratio of expenses before expense reductions (%)	.02	*	.18	.58	1.10		1.00		1.09
Ratio of expenses after expense reductions (%)	.02	*	.18	.58	.94		.97		1.03
Ratio of net investment income (loss) (%)	1.85	*	1.68	1.40	1.65		1.04		1.05	c
Portfolio turnover rate (%)	4	**	1	5	75		51		81
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS S&P 500 Plus Fund (the "Fund") is a diversified series of DWS Value Equity Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund invests the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the value reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At February 28, 2011, the Fund had a net tax basis capital loss carryforward of approximately $5,024,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until February 28, 2018, the expiration date, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of February 28, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnifications clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended August 31, 2011, the Fund entered into futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on equity and fixed-income securities, including on financial indices and security indices. For the six months ended August 31, 2011, as part of this strategy, the Fund used futures contracts to attempt to take advantage of short-term and medium-term inefficiencies within the global bond market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of August 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended August 31, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $89,289,000 to $109,652,000, and the investment in future contracts sold had a total notional value generally indicative of a range from approximately $71,791,000 to $90,525,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. For the six months ended August 31, 2011, as part of this strategy, the Fund used forward currency contracts to gain exposure to changes in the value of foreign currencies, and to attempt to take advantage of short-term and medium-term inefficiencies within the currency markets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts.

A summary of the open forward currency contracts as of August 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended August 31, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $32,983,000 to $87,832,000, and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from approximately $21,727,000 to $119,760,000.

The following tables summarize the value of the Fund's derivative instruments held as of August 31, 2011 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$247,623	$—	$247,623
Equity Contracts (b)	—	281,881	281,881
Interest Rate Contracts (b)	—	1,558,210	1,558,210
	$247,623	$1,840,091	$2,087,714

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on forward foreign currency exchange contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$(177,682)	$—	$(177,682)
Equity Contracts (b)	—	(276,600)	(276,600)
Interest Rate Contracts (b)	—	(348,833)	(348,833)
	$(177,682)	$(625,433)	$(803,115)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended August 31, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$(7,026,390)	$—	$(7,026,390)
Equity Contracts (b)	—	274,727	274,727
Interest Rate Contracts (b)	—	(1,521,070)	(1,521,070)
	$(7,026,390)	$(1,246,343)	$(8,272,733)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$(66,709)	$—	$(66,709)
Equity Contracts (b)	—	(1,231,454)	(1,231,454)
Interest Rate Contracts (b)	—	1,465,562	1,465,562
	$(66,709)	$234,108	$167,399

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended August 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $6,593,656 and $6,462,141, respectively.

D. Related Parties

Unitary Fee. Under the Investment Management and Unitary Fee Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund, or delegates such responsibilities to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, QS Investors makes investment decisions and buys and sells securities for the Fund and manages the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors is paid by the Advisor, not the Fund, for the services QS Investors provides to the Fund.

The Fund pays the Advisor an annual fee ("Unitary Fee") that covers the Advisor's investment management services as described above, as well as all other day-to-day expenses in the ordinary course of the Fund's business, except for distribution and service fees and expenses, portfolio transaction and other investment-related costs, interest expense, taxes and extraordinary expenses (as determined by the Fund's Board of Trustees).

The Unitary Fee equals an annual rate of 0.50% (the "Base Fee"), adjusted as described below, of the Fund's average daily net assets for the previous 365-day period ("Performance Period") computed and accrued daily, and payable monthly. The Base Fee is adjusted to as high as 1.00% or as low as zero, depending on how the Fund's investment performance (based on the total return of Class S shares, which do not bear Rule 12b-1 distribution and service fees) for the Performance Period compares with a benchmark equal to the sum of the investment record of the S&P 500 Index plus 0.50% (the "Performance Benchmark") over the Performance Period. If the Fund's investment performance equals the Performance Benchmark, then DIMA earns the Base Fee of 0.50%. If the Fund's investment performance falls below the Performance Benchmark, then the Unitary Fee decreases by the difference between them, but not below zero. If the Fund's investment performance exceeds the Performance Benchmark, then the Unitary Fee increases by the difference between them, but not above 1.00%.

Because any adjustment to the Unitary Fee is based upon how Class S shares perform relative to a market-based benchmark, the Advisor could receive a positive performance adjustment even if the Fund has a negative return. The amount of the performance adjustment will also be affected by changes in the size of the Fund over the Performance Period.

For the six months ended August 31, 2011, the Advisor did not receive a unitary fee.

Distribution and Services Fees. Under the Fund's Class B, Class C and Class R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75%, 0.75% and 0.25% of average daily net assets of each of Class B, C and R shares, respectively. In accordance with the Fund's Underwriting and Distribution Service Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended August 31, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2011
Class B	$6,096	$1,004
Class C	38,677	5,706
Class R	14,790	2,792
	$59,563	$9,502

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended August 31, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2011	Annualized Effective Rate
Class A	$82,409	$36,337	.24%
Class B	1,963	1,179	.24%
Class C	12,888	5,331	.25%
Class R	14,542	7,049	.25%
	$111,802	$49,896

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended August 31, 2011 aggregated $15,517.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended August 31, 2011, the CDSC for Class B and C shares aggregated $1,853 and $334, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended August 31, 2011, DIDI received $1,602 for Class A shares.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson. Under the Investment Management and Unitary Fee Agreement, the Advisor has agreed to reimburse the Fund for these expenses.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at August 31, 2011.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended August 31, 2011		Year Ended February 28, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,013,555	$12,846,460	3,108,257	$35,379,224
Class B	3,059	38,761	9,047	107,831
Class C	66,202	818,898	236,356	2,704,500
Class R	381,335	4,634,896	694,877	7,540,846
Class S	571,411	7,011,729	6,069,680	66,744,777
		$25,350,744		$112,477,178
Shares issued to shareholders in reinvestment of distributions
Class A	71,619	$872,327	22,943	$246,866
Class B	648	7,684	872	9,115
Class C	4,067	48,311	3,724	39,030
Class R	8,965	107,764	2,271	24,120
Class S	129,451	1,563,764	26,157	279,100
		$2,599,850		$598,231
Shares redeemed
Class A	(936,810)	$(11,636,995)	(2,022,338)	$(22,864,959)
Class B	(35,572)	(439,181)	(129,423)	(1,443,052)
Class C	(129,413)	(1,580,224)	(273,037)	(3,087,047)
Class R	(159,122)	(1,950,470)	(204,671)	(2,334,878)
Class S	(1,471,166)	(17,865,455)	(2,177,448)	(25,152,708)
		$(33,472,325)		$(54,882,644)
Net increase (decrease)
Class A	148,364	$2,081,792	1,108,862	$12,761,131
Class B	(31,865)	(392,736)	(119,504)	(1,326,106)
Class C	(59,144)	(713,015)	(32,957)	(343,517)
Class R	231,178	2,792,190	492,477	5,230,088
Class S	(770,304)	(9,289,962)	3,918,389	41,871,169
		$(5,521,731)		$58,192,765

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources
For shareholders of Classes A, B, C and S
For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S
Nasdaq Symbol	OUTDX	OUTBX	OUTCX	SSFFX
CUSIP Number	23338K 100	23338K 209	23338K 308	23338K 506
Fund Number	410	610	710	2310

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site
www.dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Class R
Nasdaq Symbol	OUTRX
CUSIP Number	23338K 407
Fund Number	1514

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 25, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 25, 2011